Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Power sale contracts	Software and other	Intangibles under development	Coal rights	Total
Cost
As at Dec. 31, 2020	269	412	3	149	833
Additions	—	—	9	—	9
Impairment charges (Note 7)	—	—	—	(17)	(17)
Change in foreign exchange rates	—	(2)	—	—	(2)
Transfers	—	12	(8)	—	4
As at Dec. 31, 2021	269	422	4	132	827
Additions(1)	—	—	31	—	31
Change in foreign exchange rates	3	3	1	—	7
Transfers	—	12	(9)	—	3
As at Dec. 31, 2022	272	437	27	132	868

Accumulated amortization
As at Dec. 31, 2020	123	272	—	125	520
Amortization	17	27	—	7	51
As at Dec. 31, 2021	140	299	—	132	571
Amortization	17	26	—	—	43
Change in foreign exchange rates	1	1	—	—	2
As at Dec. 31, 2022	158	326	—	132	616

Carrying amount
As at Dec. 31, 2020	146	140	3	24	313
As at Dec. 31, 2021	129	123	4	—	256
As at Dec. 31, 2022	114	111	27	—	252
Goodwill acquired through business combinations has been allocated to groups of CGUs that are expected to benefit from the synergies of the acquisitions. Goodwill by segments is as follows:

As at Dec. 31	2022	2021
Hydro	258	258
Wind and Solar	176	175
Energy Marketing	30	30
Total goodwill	464	463